Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Beginning balance	R$ 738,803
Impairment loss	0	R$ (21,895)	R$ 0
Ending balance	1,750,898	738,803
Balance at December 31	1,750,898	738,803
Somo
Intangible assets
Additions due to business combination	374,464
Box 1824
Intangible assets
Additions due to business combination	33,506
Transpire Group
Intangible assets
Additions due to business combination	81,887
NTERSOL Group
Intangible assets
Additions due to business combination	620,163
Cost
Intangible assets
Beginning balance	771,307	37,768
Additions due to business combination		744,244
Exchange rate changes	(55,617)	9,216
Additions	3,624	4,165
Impairment loss		(23,518)
Write-off	(1,117)	(568)
Transfers	0	0
Ending balance	1,828,217	771,307	37,768
Balance at December 31	1,828,217	771,307	37,768
Amortization
Intangible assets
Beginning balance	(32,504)	(19,602)
Exchange rate changes	89	(32)
Amortization additions	(45,942)	(14,516)
Impairment loss		1,624
Write-off	1,038	22
Ending balance	(77,319)	(32,504)	(19,602)
Balance at December 31	(77,319)	(32,504)	(19,602)
Software
Intangible assets
Beginning balance	2,399
Ending balance	5,641	2,399
Balance at December 31	5,641	2,399
Software | Cost
Intangible assets
Beginning balance	11,942	9,732
Additions due to business combination		191
Exchange rate changes	(7)	38
Additions	901	1,999
Impairment loss		0
Write-off	(1,078)	(18)
Transfers	50	0
Ending balance	15,186	11,942	9,732
Balance at December 31	15,186	11,942	9,732
Software | Cost | Somo
Intangible assets
Additions due to business combination	0
Software | Cost | Box 1824
Intangible assets
Additions due to business combination	15
Software | Cost | Transpire Group
Intangible assets
Additions due to business combination	0
Software | Cost | NTERSOL Group
Intangible assets
Additions due to business combination	3,363
Software | Amortization
Intangible assets
Beginning balance	(9,543)	(8,636)
Exchange rate changes	89	(32)
Amortization additions	(1,129)	(893)
Impairment loss		0
Write-off	1,038	18
Ending balance	(9,545)	(9,543)	(8,636)
Balance at December 31	(9,545)	(9,543)	(8,636)
Software in progress
Intangible assets
Beginning balance	391
Ending balance	1,032	391
Balance at December 31	1,032	391
Software in progress | Cost
Intangible assets
Beginning balance	391	115
Additions due to business combination		0
Exchange rate changes	0	0
Additions	2,723	738
Impairment loss		0
Write-off	(32)	(550)
Transfers	(2,050)	88
Ending balance	1,032	391	115
Balance at December 31	1,032	391	115
Software in progress | Cost | Somo
Intangible assets
Additions due to business combination	0
Software in progress | Cost | Box 1824
Intangible assets
Additions due to business combination	0
Software in progress | Cost | Transpire Group
Intangible assets
Additions due to business combination	0
Software in progress | Cost | NTERSOL Group
Intangible assets
Additions due to business combination	0
Software in progress | Amortization
Intangible assets
Beginning balance	0	0
Exchange rate changes	0	0
Amortization additions	0	0
Impairment loss		0
Write-off	0	0
Ending balance	0	0	0
Balance at December 31	0	0	0
Customer relationship
Intangible assets
Beginning balance	84,195
Ending balance	288,943	84,195
Balance at December 31	288,943	84,195
Customer relationship | Cost
Intangible assets
Beginning balance	88,961	0
Additions due to business combination		88,961
Exchange rate changes	2,020	0
Additions	0	0
Impairment loss		0
Write-off	0	0
Transfers	0	0
Ending balance	313,259	88,961	0
Balance at December 31	313,259	88,961	0
Customer relationship | Cost | Somo
Intangible assets
Additions due to business combination	49,539
Customer relationship | Cost | Box 1824
Intangible assets
Additions due to business combination	6,430
Customer relationship | Cost | Transpire Group
Intangible assets
Additions due to business combination	12,665
Customer relationship | Cost | NTERSOL Group
Intangible assets
Additions due to business combination	153,644
Customer relationship | Amortization
Intangible assets
Beginning balance	(4,766)	0
Exchange rate changes	0	0
Amortization additions	(19,550)	(4,766)
Impairment loss		0
Write-off	0	0
Ending balance	(24,316)	(4,766)	0
Balance at December 31	(24,316)	(4,766)	0
Non-compete agreement
Intangible assets
Beginning balance	13,897
Ending balance	10,865	13,897
Balance at December 31	10,865	13,897
Non-compete agreement | Cost
Intangible assets
Beginning balance	13,462	0
Additions due to business combination		16,257
Exchange rate changes	0	0
Additions	0	0
Impairment loss		(2,795)
Write-off	0	0
Transfers	0	0
Ending balance	13,462	13,462	0
Balance at December 31	13,462	13,462	0
Non-compete agreement | Cost | Somo
Intangible assets
Additions due to business combination	0
Non-compete agreement | Cost | Box 1824
Intangible assets
Additions due to business combination	0
Non-compete agreement | Cost | Transpire Group
Intangible assets
Additions due to business combination	0
Non-compete agreement | Cost | NTERSOL Group
Intangible assets
Additions due to business combination	0
Non-compete agreement | Amortization
Intangible assets
Beginning balance	(435)	0
Exchange rate changes	0	0
Amortization additions	(3,032)	(1,189)
Impairment loss		1,624
Write-off	0	0
Ending balance	(2,597)	(435)	0
Balance at December 31	(2,597)	(435)	0
Brands
Intangible assets
Beginning balance	14,541
Ending balance	7,464	14,541
Balance at December 31	7,464	14,541
Brands | Cost
Intangible assets
Beginning balance	20,501	0
Additions due to business combination		20,501
Exchange rate changes	0	0
Additions	0	0
Impairment loss		0
Write-off	(7)	0
Transfers	0	0
Ending balance	33,798	20,501	0
Balance at December 31	33,798	20,501	0
Brands | Cost | Somo
Intangible assets
Additions due to business combination	7,746
Brands | Cost | Box 1824
Intangible assets
Additions due to business combination	5,536
Brands | Cost | Transpire Group
Intangible assets
Additions due to business combination	22
Brands | Cost | NTERSOL Group
Intangible assets
Additions due to business combination	0
Brands | Amortization
Intangible assets
Beginning balance	(5,960)	0
Exchange rate changes	0	0
Amortization additions	(20,374)	(5,960)
Impairment loss		0
Write-off	0	0
Ending balance	(26,334)	(5,960)	0
Balance at December 31	(26,334)	(5,960)	0
Goodwill
Intangible assets
Beginning balance	619,469
Ending balance	1,432,894	619,469
Balance at December 31	1,432,894	619,469
Goodwill | Cost
Intangible assets
Beginning balance	619,469	14,570
Additions due to business combination		595,721
Exchange rate changes	(57,630)	9,178
Additions	0	0
Impairment loss		0
Write-off	0	0
Transfers	0	0
Ending balance	1,432,894	619,469	14,570
Balance at December 31	1,432,894	619,469	14,570
Goodwill | Cost | Somo
Intangible assets
Additions due to business combination	317,179
Goodwill | Cost | Box 1824
Intangible assets
Additions due to business combination	21,525
Goodwill | Cost | Transpire Group
Intangible assets
Additions due to business combination	69,195
Goodwill | Cost | NTERSOL Group
Intangible assets
Additions due to business combination	463,156
Goodwill | Amortization
Intangible assets
Beginning balance	0	0
Exchange rate changes	0	0
Amortization additions	0	0
Impairment loss		0
Write-off	0	0
Ending balance	0	0	0
Balance at December 31	0	0	0
Internally developed | Software
Intangible assets
Beginning balance	3,911
Ending balance	4,059	3,911
Balance at December 31	4,059	3,911
Internally developed | Software | Cost
Intangible assets
Beginning balance	16,581	13,351
Additions due to business combination		22,613
Exchange rate changes	0	0
Additions	0	1,428
Impairment loss		(20,723)
Write-off	0	0
Transfers	2,000	(88)
Ending balance	18,586	16,581	13,351
Balance at December 31	18,586	16,581	13,351
Internally developed | Software | Cost | Somo
Intangible assets
Additions due to business combination	0
Internally developed | Software | Cost | Box 1824
Intangible assets
Additions due to business combination	0
Internally developed | Software | Cost | Transpire Group
Intangible assets
Additions due to business combination	5
Internally developed | Software | Cost | NTERSOL Group
Intangible assets
Additions due to business combination	0
Internally developed | Software | Amortization
Intangible assets
Beginning balance	(12,670)	(10,966)
Exchange rate changes	0	0
Amortization additions	(1,857)	(1,708)
Impairment loss		0
Write-off	0	4
Ending balance	(14,527)	(12,670)	(10,966)
Balance at December 31	R$ (14,527)	R$ (12,670)	R$ (10,966)